Operating Lease (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Operating lease expenses	$ 6,907	$ 6,959	$ 13,812	$ 13,848	$ 27,589	$ 37,064